Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 13,771	$ 13,267	$ 12,309
Income (Loss) from Equity Investments (Note 11)	1,558	1,310	999
Impairment of equity investment (Note 7)	0	(2,100)	(3,048)
Operating and Other Expenses
Plant operating costs and other	4,413	4,073	4,228
Commodity purchases resold	217	80	22
Property taxes	820	781	727
Depreciation and amortization	2,535	2,446	2,262
Goodwill impairment charge (Note 14)	0	0	571
Total operating and other expenses	7,985	7,380	7,810
Net Gain (Loss) on Sale of Assets (Note 30)	620	0	0
Financial Charges
Interest expense (Note 20)	3,019	2,966	2,300
Allowance for funds used during construction	(784)	(575)	(369)
Foreign exchange (gains) losses on loans receivable	147	(320)	185
Interest income and other	(324)	(272)	(140)
Total financial charges	2,058	1,799	1,976
Income (Loss) from Continuing Operations before Income Taxes	5,906	3,298	474
Income Tax Expense (Recovery) from Continuing Operations (Note 19)
Current	495	864	363
Deferred	427	(22)	(41)
Income Tax Expense	922	842	322
Net Income (Loss) from Continuing Operations	4,984	2,456	152
Net Income (Loss) from Discontinued Operations, Net of Tax	395	612	633
Net Income (Loss)	5,379	3,068	785
Net income (loss) attributable to non-controlling interests (Note 23)	681	146	37
Net income (loss) attributable to controlling interests from continuing operations	4,303	2,310	115
Net Income (Loss) Attributable to Controlling Interests	4,698	2,922	748
Preferred share dividends	104	93	107
Net income (loss) attributable to common shares from continuing operations	4,199	2,217	8
Net income (loss) attributable to common shares from continuing operations	$ 4,594	$ 2,829	$ 641
Net Income (Loss) per Common Share - Basic and Diluted (Note 24)
Continuing operations, Basic (in dollars per share)	$ 4.05	$ 2.15	$ 0.01
Continuing operations, Diluted (in dollars per share)	4.05	2.15	0.01
Discontinued operations, Basic (in dollars per share)	0.38	0.60	0.63
Discontinued operations, Diluted (in dollars per share)	0.38	0.60	0.63
Basic (in dollars per share)	4.43	2.75	0.64
Diluted (in dollars per share)	4.43	2.75	0.64
Dividends Declared per Common Share (in dollars per share)	$ 3.7025	$ 3.72	$ 3.60
Weighted Average Number of Common Shares (millions) (Note 24)
Basic (in shares)	1,038	1,030	995
Diluted (in shares)	1,038	1,030	996
Canadian Natural Gas Pipelines
Revenues	$ 5,600	$ 5,173	$ 4,764
U.S. Natural Gas Pipelines
Revenues	6,339	6,229	5,933
Mexico Natural Gas Pipelines
Revenues	870	846	688
Power and Energy Solutions
Revenues	954	1,019	924
Corporate
Revenues	$ 8	$ 0	$ 0